Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	684,473,533.74	31,249
Yield Supplement Overcollateralization Amount 09/30/25	47,040,289.94	0
Receivables Balance 09/30/25	731,513,823.68	31,249
Principal Payments	31,550,702.55	1,420
Defaulted Receivables	1,749,157.70	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	44,246,861.56	0
Pool Balance at 10/31/25	653,967,101.87	29,775

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.19%
Prepayment ABS Speed	1.81%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	10,794,541.50	365
Past Due 61-90 days	3,637,097.94	123
Past Due 91-120 days	1,217,164.99	40
Past Due 121+ days	0.00	0
Total	15,648,804.43	528

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	1,289,414.26
Aggregate Net Losses/(Gains) - October 2025	459,743.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.75%
Prior Net Losses/(Gains) Ratio	0.42%
Second Prior Net Losses/(Gains) Ratio	1.11%
Third Prior Net Losses/(Gains) Ratio	0.84%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.75%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	49.66

Flow of Funds	$ Amount
Collections	36,935,773.23
Investment Earnings on Cash Accounts	26,404.19
Servicing Fee	(609,594.85)
Transfer to Collection Account	-
Available Funds	36,352,582.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,379,800.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,186,170.07
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,359,099.11

Total Distributions of Available Funds	36,352,582.57

Servicing Fee	609,594.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	678,313,271.94
Principal Paid	30,398,940.52
Note Balance @ 11/17/25	647,914,331.42

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	68,353,335.59
Principal Paid	13,046,755.59
Note Balance @ 11/17/25	55,306,580.00
Note Factor @ 11/17/25	27.6532900%

Class A-2b
Note Balance @ 10/15/25	90,909,936.35
Principal Paid	17,352,184.93
Note Balance @ 11/17/25	73,557,751.42
Note Factor @ 11/17/25	27.6532900%

Class A-3
Note Balance @ 10/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	403,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-4
Note Balance @ 10/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	61,570,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	36,320,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	18,160,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,594,542.94
Total Principal Paid	30,398,940.52
Total Paid	32,993,483.46

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	272,274.12
Principal Paid	13,046,755.59
Total Paid to A-2a Holders	13,319,029.71

Class A-2b
SOFR Rate	4.23367%
Coupon	4.70367%
Interest Paid	391,976.15
Principal Paid	17,352,184.93
Total Paid to A-2b Holders	17,744,161.08

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1432761
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1116769
Total Distribution Amount	27.2549530

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.3613706
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.2337780
Total A-2a Distribution Amount	66.5951486

A-2b Interest Distribution Amount	1.4735945
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.2337779
Total A-2b Distribution Amount	66.7073724

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	203.50
Noteholders' Third Priority Principal Distributable Amount	597.39
Noteholders' Principal Distributable Amount	199.11

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	3,026,385.22
Investment Earnings	10,244.20
Investment Earnings Paid	(10,244.20)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22